Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2014
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive (Loss) Income
The following table sets forth the after-tax components of comprehensive (loss) income:

	Foreign Currency Translation Adjustment	Net Actuarial Loss Associated with Postretirement Plans and Workers’ Compensation Obligations	Prior Service Cost Associated with Postretirement Plans	Cash Flow Hedges	Available-For-Sale Securities	Total Accumulated Other Comprehensive (Loss) Income
	(Dollars in millions)
December 31, 2011	$3.1	$(464.9)	$(9.6)	$335.7	$(6.7)	$(142.4)
Net change in fair value	—	—	—	350.4	(15.5)	334.9
Reclassification from other comprehensive income to earnings	—	53.2	2.2	(298.6)	22.5	(220.7)
Current period change	19.1	—	20.1	—	—	39.2
December 31, 2012	22.2	(411.7)	12.7	387.5	0.3	11.0
Net change in fair value	—	—	—	(333.6)	(12.3)	(345.9)
Reclassification from other comprehensive income to earnings	—	95.0	0.7	(209.6)	12.8	(101.1)
Current period change	(92.7)	110.9	(1.4)	—	—	16.8
December 31, 2013	(70.5)	(205.8)	12.0	(155.7)	0.8	(419.2)
Net change in fair value	—	—	—	(195.0)	(3.7)	(198.7)
Reclassification from other comprehensive income to earnings	—	31.0	1.7	(10.2)	2.9	25.4
Current period change	(41.0)	(142.7)	11.4	—	—	(172.3)
December 31, 2014	$(111.5)	$(317.5)	$25.1	$(360.9)	$—	$(764.8)

The following table provides additional information regarding items reclassified out of "Accumulated other comprehensive (loss) income" into earnings during the year ended December 31, 2014:

	Year Ended December 31, 2014	Year Ended December 31, 2013
Details about accumulated other comprehensive (loss) income components	Amount reclassified from accumulated other comprehensive (loss) income (1)	Amount reclassified from accumulated other comprehensive (loss) income (1)	Affected line item in the consolidated statement of operations
	(Dollars in millions)	(Dollars in millions)
Net actuarial loss associated with postretirement plans and workers' compensation obligations:
Postretirement health care and life insurance benefits	$(14.5)	$(24.1)	Operating costs and expenses
Postretirement health care and life insurance benefits	—	(61.3)	Settlement charges related to the Patriot bankruptcy reorganization
Defined benefit pension plans	(24.8)	(54.4)	Operating costs and expenses
Defined benefit pension plans	(8.7)	—	Restructuring and pension settlement charges
Defined benefit pension plans	(5.4)	(11.3)	Selling and administrative expenses
Insignificant items	4.1	(1.1)
	(49.3)	(152.2)	Total before income taxes
	18.3	57.2	Income tax benefit
	$(31.0)	$(95.0)	Total after income taxes

Prior service credit (cost) associated with postretirement plans:
Postretirement health care and life insurance benefits	$(1.3)	$1.7	Operating costs and expenses
Postretirement health care and life insurance benefits	—	(1.9)	Settlement charges related to the Patriot bankruptcy reorganization
Defined benefit pension plans	(1.3)	(1.0)	Operating costs and expenses
	(2.6)	(1.2)	Total before income taxes
	0.9	0.5	Income tax benefit
	$(1.7)	$(0.7)	Total after income taxes

Cash flow hedges:
Foreign currency forward contracts	$(27.3)	$162.4	Operating costs and expenses
Fuel and explosives commodity swaps	(22.3)	11.4	Operating costs and expenses
Coal trading commodity futures, swaps and options	63.9	130.6	Other revenues
Insignificant items	(0.4)	(0.5)
	13.9	303.9	Total before income taxes
	(3.7)	(94.3)	Income tax provision
	$10.2	$209.6	Total after income taxes

Available-for-sale securities:
Debt securities	$—	$0.2	Interest income
Equity securities	(4.7)	(21.5)	Asset impairment and mine closure costs
	(4.7)	(21.3)	Total before income taxes
	1.8	8.5	Income tax benefit
	$(2.9)	$(12.8)	Total after income taxes
(1)    Presented as gains (losses) in the consolidated statements of operations.
Comprehensive (loss) income differs from net (loss) income by the amount of unrealized gain or loss resulting from valuation changes of the Company’s cash flow hedges (see Note 6. "Derivatives and Fair Value Measurements" and Note 7. "Coal Trading" for information related to the Company’s cash flow hedges), changes in the fair value of available-for-sale securities (see Note 5. "Investments" for information related to the Company's investments in available-for-sale securities), the change in actuarial loss and prior service cost of postretirement plans and workers' compensation obligations (see Note 15. "Postretirement Health Care and Life Insurance Benefits," Note 16. "Pension and Savings Plans" and Note 25. "Matters Related to the Bankruptcy Reorganization of Patriot Coal Corporation" for information related to the Company's postretirement and pension plans) and foreign currency translation adjustment related to the Company's investments in Middlemount, whose functional currency is the Australian dollar. The values of the Company’s cash flow hedging instruments are primarily affected by the U.S. dollar/Australian dollar exchange rate and changes in the prices of certain coal and diesel fuel products.